GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
Other Income and Expenses [Abstract]
Schedule Of Selling, General, and Administrative Expense By Component
General and administrative expenses are as follows:

	Year Ended December 31,
	2020	2019
General and administrative expenses:
Wages and salaries	9,959	8,198
Professional services	2,037	819
Rent and utilities	1,509	1,342
Office and IT supplies	1,243	1,168
Insurance	503	228
Share-based compensation	380	354
Travel and other employee expenses	343	618
Other general and administrative expenses	588	558
Total general and administrative expenses	$16,562	$13,285